Provision for Early Retirement Benefits - Details of Provision for Early Retirement Benefits in Respect of Obligations to Early Retired Employees (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions [abstract]
Beginning balance	¥ 4	¥ 7
Provision for the year (Note 13)	0	1
Payments made during the year	(3)	(4)
Ending balance	1	4
Less: current portion (Note 44)	(1)	(2)
Total	¥ 0	¥ 2